Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLE, NET [Abstract]
Schedule of accounts receivable
	December 31,	December 31,
	2014	2013
Accounts receivable	$30,288	$24,155
Less: Provision for losses on accounts receivables	(971)	(2,652)
Accounts receivable, net	$29,317	$21,503

Provision for Losses on Accounts Receivable
	Balance at			Balance at
	Beginning of	Charges to	Amount	End of
Provision for Losses on Accounts Receivables	Year	Expenses	Utilized	Year
Year ended December 31, 2012	$(1,470)	$(747)	$73	$(2,144)
Year ended December 31, 2013	$(2,144)	$(567)	$59	$(2,652)
Year ended December 31, 2014	$(2,652)	$(548)	$2,229	$(971)